Victory Trivalent International Fund - Core Equity
Victory Trivalent International Fund - Core Equity
Victory Funds Victory Trivalent International Fund — Core Equity Supplement dated June 1, 2018 to the Prospectus dated November 1, 2017 (“Prospectus”), as supplemented

1.              The Annual Fund Operating Expenses portion of the Fund Fees and Expenses table for the Victory Trivalent International Fund — Core Equity (“Fund”) on page 1 of the Prospectus is hereby replaced with the following:

Annual Fund Operating Expenses (expenses are deducted from the fund assets as a percentage of average daily net assets)
Annual Fund Operating Expenses - Victory Trivalent International Fund - Core Equity		Class A	Class C	Class I	Class R6	Class Y
Management Fees		0.80%	0.80%	0.80%	0.80%	0.80%
Distribution (12b-1) Fees		0.25%	1.00%	none	none	none
Other Expenses		1.22%	1.17%	5.68%	1.64%	0.78%
Acquired Fund Fees and Expenses		0.02%	0.02%	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses		2.29%	2.99%	6.50%	2.46%	1.60%
Fee Waiver/ Expense Reimbursement	[1]	(1.32%)	(1.27%)	(5.88%)	(1.89%)	(0.88%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense reimbursement	[1]	0.97%	1.72%	0.62%	0.57%	0.72%
[1]	Victory Capital Management Inc., the Fund's investment adviser, ("Adviser") has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual fund operating expenses (excluding Acquired Fund Fees and Expenses and certain other items such as dividend and interest expenses on short sales, interest, taxes and brokerage commissions) do not exceed 0.95%, 1.70%, 0.60%, 0.55% and 0.70% of the Fund's Class A, Class C, Class I, Class R6 and Class Y shares, respectively, through at least October 31, 2019. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed by it for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment. This agreement may only be terminated by the Fund's Board of Trustees.

2.              The Fund Fees and Expense table for the Fund on page 2 of the Prospectus is hereby replaced with the following:

The following example is designed to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods shown and then sell all of your shares at the end of those periods (or continue holding your shares in the case of Class C shares). The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The amounts shown reflect the fee waiver/expense reimbursement in place through the expiration date. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Victory Trivalent International Fund - Core Equity - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	668	1,002	1,495	2,849
Class C	275	678	1,341	3,121
Class I	63	832	2,207	5,466
Class R6	58	391	955	2,496
Class Y	74	327	699	1,746

Expense Example No Redemption	1 Year	3 Years	5 Years	10 Years
Victory Trivalent International Fund - Core Equity | Class C | USD ($)	175	678	1,341	3,121

If you wish to obtain more information, please call the Victory Funds at 800-539-3863. PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.